Related Party Transactions - Disclosure of detailed information about transactions and outstanding balances relating to key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salary and fees	$ 1,770	$ 1,754
Share-based Payments	997	1,623
Total	2,767	3,377
Management
Disclosure of transactions between related parties [line items]
Salary and fees	844	868
Share-based Payments	526	882
Total	1,370	1,750
Outside directors
Disclosure of transactions between related parties [line items]
Salary and fees	624	601
Share-based Payments	471	741
Total	1,095	1,342
Seabord Management Corp.*
Disclosure of transactions between related parties [line items]
Salary and fees	302	285
Share-based Payments	0	0
Total	$ 302	$ 285